Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

September 30, 2019

VIPTV-QTLY-1119
1.955030.106

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.3%
	Shares	Value
Domestic Equity Funds - 41.8%
Fidelity Contrafund (a)	563,735	$7,249,627
Fidelity Equity-Income Fund (a)	50,548	3,004,553
Fidelity Gold Portfolio (a)	343,602	7,634,830
Fidelity Large Cap Value Enhanced Index Fund (a)	400,047	5,280,615
Fidelity Low-Priced Stock Fund (a)	86,014	3,859,438
Fidelity Mega Cap Stock Fund (a)	376,941	5,484,493
Fidelity Real Estate Investment Portfolio (a)	69,402	3,250,115
Fidelity Stock Selector All Cap Fund (a)	1,561,188	71,986,385
Fidelity Value Discovery Fund (a)	76,054	2,159,187
iShares S&P 500 Index ETF	28,663	8,556,479

TOTAL DOMESTIC EQUITY FUNDS		118,465,722

International Equity Funds - 13.5%
Fidelity International Enhanced Index Fund (a)	724,189	6,684,267
Fidelity International Value Fund (a)	823,789	6,573,839
Fidelity Japan Smaller Companies Fund (a)	108,941	1,847,640
Fidelity Overseas Fund(a)	363,332	17,494,437
iShares Core MSCI EAFE ETF	94,545	5,773,863

TOTAL INTERNATIONAL EQUITY FUNDS		38,374,046

TOTAL EQUITY FUNDS
(Cost $149,667,674)		156,839,768

Fixed-Income Funds - 37.3%
Fixed-Income Funds - 37.3%
Fidelity Inflation-Protected Bond Index Fund (a)	701,031	7,143,504
Fidelity Long-Term Treasury Bond Index Fund (a)	662,373	9,849,487
Fidelity Total Bond Fund (a)	5,430,893	59,359,660
Fidelity U.S. Bond Index Fund (a)	1,547,093	18,534,177
iShares Core U.S. Aggregate Bond ETF	95,654	10,825,163
TOTAL FIXED-INCOME FUNDS
(Cost $100,438,243)		105,711,991

Cash Equivalents - 7.4%
Fidelity Cash Central Fund 1.96% (b)
(Cost $20,882,021)	20,877,879	20,882,055
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $270,987,938)		283,433,814
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,607)
NET ASSETS - 100%		$283,419,207

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$201,955
Total	$201,955

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund	$9,940,178	$52,694	$10,022,660	$42,860	$(7,542)	$37,330	$--
Fidelity Contrafund	3,410,181	3,857,092	606,030	32,387	(3,282)	591,666	7,249,627
Fidelity Emerging Markets Fund	--	4,275,167	4,615,850	--	340,683	--	--
Fidelity Equity-Income Fund	3,365,281	902,996	1,816,796	85,044	(116,980)	670,052	3,004,553
Fidelity Global Commodity Stock Fund	3,976,231	13,995	4,198,787	--	(243,946)	452,507	--
Fidelity Gold Portfolio	--	8,422,067	105,869	--	(2,270)	(679,098)	7,634,830
Fidelity Inflation-Protected Bond Index Fund	5,837,482	1,522,638	647,555	19,795	(1,352)	432,291	7,143,504
Fidelity International Enhanced Index Fund	7,216,740	2,556,746	3,717,452	--	(314,503)	942,736	6,684,267
Fidelity International Value Fund	7,092,083	2,556,746	3,717,452	--	(377,933)	1,020,395	6,573,839
Fidelity Japan Smaller Companies Fund	1,649,368	--	--	--	--	198,272	1,847,640
Fidelity Large Cap Value Enhanced Index Fund	903,622	5,955,266	1,945,817	--	(41,405)	408,949	5,280,615
Fidelity Long-Term Treasury Bond Index Fund	9,706,148	3,160,816	4,930,833	226,018	541,781	1,371,575	9,849,487
Fidelity Low-Priced Stock Fund	3,359,556	1,070,195	677,755	292,605	(47,765)	155,207	3,859,438
Fidelity Mega Cap Stock Fund	3,503,286	4,123,306	2,482,765	447,821	(202,178)	542,844	5,484,493
Fidelity New Markets Income Fund	1,456,559	2,961,877	4,449,948	79,309	(131,674)	163,186	--
Fidelity Overseas Fund	12,109,567	5,148,110	2,298,409	--	140,021	2,395,148	17,494,437
Fidelity Real Estate Investment Portfolio	1,349,697	1,776,231	206,296	106,509	4,430	326,053	3,250,115
Fidelity Stock Selector All Cap Fund	65,779,119	13,446,158	19,906,746	49	64,925	12,602,929	71,986,385
Fidelity Total Bond Fund	52,513,895	10,585,678	7,354,249	1,295,117	1,919	3,612,417	59,359,660
Fidelity U.S. Bond Index Fund	17,744,674	1,624,847	1,905,521	371,536	(9,915)	1,080,092	18,534,177
Fidelity Value Discovery Fund	1,682,557	438,183	194,173	29,317	1	232,619	2,159,187
	$212,596,224	$74,450,808	$75,800,963	$3,028,367	$(406,985)	$26,557,170	$237,396,254

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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